Annual Maturities of Long-Term Debt Excluding Market Value Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829
Total	¥ 430,186